Other Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Summary of information about other reserves

	2024 US$m	2023 US$m	2022 US$m
Other reserves
Employee benefits reserve	281	290	278
Foreign currency translation reserve	795	795	796
Hedging reserve	1	88	(586)
Distributable profits reserve 1	3,069	4,118	3,541
Other reserves	(38)	(30)	2
	4,108	5,261	4,031

1.
F
or the year ended 31 December 2024, the
Group transferred $1,400 million
of
retained earnings to
the
distributable profits
reserve
. The increase was offset by the 2023 final and 2024 interim dividend payments of
$2,449 million.